Debt Obligations, Net - Revolving Credit Facility (Details) - Revolving Credit Facility [Member] - Line of Credit - Revolving Credit Facility $ in Millions	Apr. 15, 2021 USD ($)
Line of Credit Facility [Line Items]
Aggregate Facility Size	$ 150.0
Accordion feature, higher borrowing capacity option	$ 200.0
Greater Than, Threshold
Line of Credit Facility [Line Items]
Fee on unused portion of credit facility	0.25%
Utilization rate threshold	50.00%
Less Than, Threshold
Line of Credit Facility [Line Items]
Fee on unused portion of credit facility	0.375%
Utilization rate threshold	50.00%
London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Variable rate	2.50%
Alternate base rate	1.00%
Base Rate
Line of Credit Facility [Line Items]
Variable rate	1.50%
Variable rate, floor	1.00%
Fed Funds Effective Rate Overnight Index Swap Rate
Line of Credit Facility [Line Items]
Alternate base rate	0.50%